UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

THE 2023 ETF SERIES TRUST II

(exact name of registrant as specified in charter)

The 2023 ETF Series Trust II

c/o Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO U.S. Quality ETF

Ticker: QLTY; Exchange: New York Stock Exchange Arca, Inc.

Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about GMO U.S. Quality ETF for the period of November 14, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$35	0.50%
Footnote	Description
Footnote*	For the period November 14, 2023 (commencement of operations) through June 30, 2024. The costs would have been higher had the Fund operated the full year.

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

The GMO U.S. Quality ETF returned +24.62% (net) at net asset value (NAV) for the period from commencement of operations on November 14, 2023, until the end of the fiscal year on June 30, 2024, as compared with +24.97% for the S&P 500 Index.

Relative to the S&P 500, sector allocation added some value. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Health Care (overweight) and Consumer Staples (overweight) reduced returns. Security selection within sector made little impact on returns. Selection results in Industrials and Consumer Discretionary helped returns. Information Technology and Consumer Staples detracted from returns. Sector allocation was more significant than stock selection.

General Electric, KLA, and Lam Research made the largest positive impact while NVIDIA, UnitedHealth, and Accenture detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Quality ETF at NAV	S&P 500 Index
11/14/23	$10,000	$10,000
11/30/2023	$10,322	$10,368
12/31/2023	$10,665	$10,839
1/31/2024	$10,997	$11,021
2/29/2024	$11,632	$11,610
3/31/2024	$11,921	$11,983
4/30/2024	$11,523	$11,493
5/31/2024	$11,882	$12,064
6/30/2024	$12,462	$12,497

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. All information is unaudited.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The Fund’s expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund’s most recent Prospectus dated October 30, 2023.

Average Annual Total Returns (%)

Since 11/14/23 (commencement of operations)Footnote Reference*
GMO U.S. Quality ETF at NAV	24.62%
GMO U.S. Quality ETF at Market Price	23.29%
S&P 500 Index	24.97%
Footnote	Description
Footnote*	The NAV and S&P 500 returns are calculated using the start of day values on November 14, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Key Fund Statistics

Total Net Assets	$830,803,355
# of Portfolio Holdings	36
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,110,538

What does the Fund invest in?

The Fund invested primarily in U.S. equity securities. Below is the Fund's industry group summary shown as a percentage of the Fund's investments.

Industry Group Summary

% of Investments

Software & Services	16.8
Health Care Equipment & Services	14.8
Semiconductors & Semiconductor Equipment	13.1
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.8
Consumer Discretionary Distribution & Retail	5.2
Technology Hardware & Equipment	5.1
Capital Goods	5.0
Banks	4.2
Consumer Services	4.1
Financial Services	2.9
Household & Personal Products	2.8
Short-term Investments	0.6
Total	100.0

The Fund is distributed by Foreside Fund Services LLC. GMO and Foreside Fund Services LLC are not affiliated.

An investor should consider the Fund's investment objectives, risks, charges and expenses before investing. This and other important information can be found in the Fund's prospectus. To obtain a prospectus please visit www.gmo.com. Read the prospectus carefully before investing.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102

GMO U.S. Quality ETF

Annual Shareholder Report June 30, 2024

(QLTY)

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

Current Fiscal Year (1)
(a) Audit Fees	$64,000
(b) Audit-Related Fees	$ -
(c) Tax Fees(2)	$12,100
(d) All Other Fees	$ -

(1) No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.

(2) The nature of the services includes tax compliance, tax advice and tax planning.

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $64,000 for 2024 and $0 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,100 for 2024 and $0 for 2023. Services for which fees in the Tax Fees category are billed include PricewaterhouseCoopers LLP’s (“PwC”) review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations and identification and analyzation of the passive foreign investment company status of foreign corporate equities.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are $0 for 2024 and $0 for 2023.

(e)(1)	Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the last two fiscal years was $449,890 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

GMO U.S. Quality ETF

Annual Financial Statements and Other Information

June 30, 2024

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO’s website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov or at www.gmo.com.

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for The 2023 ETF Series Trust II, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The 2023 ETF Series Trust II prospectus can be obtained at www.gmo.com or by calling toll-free (844) 761-1102. The 2023 ETF Series Trust II Statement of Additional Information includes additional information about the Trustees of The 2023 ETF Series Trust II and is available without charge, upon request, by calling (844) 761-1102 (toll-free).

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Fund will achieve its stated investment objectives. Please see the Fund’s prospectus regarding specific principal risks. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

The Fund is distributed by Foreside Fund Services, LLC. Foreside Fund Services, LLC is not affiliated with GMO.

GMO U.S. Quality ETF

Investment Concentration Summary

June 30, 2024

Industry Group Summary	% of Investments
Software & Services	16.8%
Health Care Equipment & Services	14.8
Semiconductors & Semiconductor Equipment	13.1
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Media & Entertainment	9.0
Food, Beverage & Tobacco	6.8
Consumer Discretionary Distribution & Retail	5.2
Technology Hardware & Equipment	5.1
Capital Goods	5.0
Banks	4.2
Consumer Services	4.1
Financial Services	2.9
Household & Personal Products	2.8
Short-Term Investments	0.6
100.0%

GMO U.S. Quality ETF

Schedule of Investments

(showing percentage of total net assets)

June 30, 2024

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%
	Banks — 4.2%
398,969	U.S. Bancorp	15,839,069
315,023	Wells Fargo & Co.	18,709,216
	Total Banks	34,548,285

	Capital Goods — 5.0%
147,111	General Electric Co.	23,386,236
191,436	Otis Worldwide Corp.	18,427,629
	Total Capital Goods	41,813,865

	Consumer Discretionary Distribution & Retail — 5.2%
115,946	Amazon.com, Inc. *	22,406,564
188,749	TJX Cos., Inc.	20,781,265
	Total Consumer Discretionary Distribution & Retail	43,187,829

	Consumer Services — 4.1%
622,673	Aramark	21,183,335
60,483	Hilton Worldwide Holdings, Inc.	13,197,391
	Total Consumer Services	34,380,726

	Financial Services — 2.9%
37,744	American Express Co.	8,739,623
59,324	Visa, Inc. – Class A	15,570,771
	Total Financial Services	24,310,394

	Food, Beverage & Tobacco — 6.8%
445,100	Coca-Cola Co.	28,330,615
57,498	Constellation Brands, Inc. – Class A	14,793,086
199,760	Mondelez International, Inc. – Class A	13,072,294
	Total Food, Beverage & Tobacco	56,195,995

	Health Care Equipment & Services — 14.9%
236,630	Abbott Laboratories	24,588,223
32,330	Cigna Group	10,687,328
43,747	Elevance Health, Inc.	23,704,750
48,546	Intuitive Surgical, Inc. *	21,595,688
72,804	Quest Diagnostics, Inc.	9,965,412
64,609	UnitedHealth Group, Inc.	32,902,779
	Total Health Care Equipment & Services	123,444,180

	Household & Personal Products — 2.8%
140,069	Procter & Gamble Co.	23,100,180

	Media & Entertainment — 9.0%
223,934	Alphabet, Inc. – Class A	40,789,578
Shares	Description	Value ($)
67,938	Meta Platforms, Inc. – Class A	34,255,698
	Total Media & Entertainment	75,045,276

	Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
19,119	Eli Lilly & Co.	17,309,960
221,393	Johnson & Johnson	32,358,801
177,899	Merck & Co., Inc.	22,023,896
14,064	Thermo Fisher Scientific, Inc.	7,777,392
	Total Pharmaceuticals, Biotechnology & Life Sciences	79,470,049

	Semiconductors & Semiconductor Equipment — 13.2%
7,928	Broadcom, Inc.	12,728,642
40,448	KLA Corp.	33,349,781
29,697	Lam Research Corp.	31,622,850
161,955	Texas Instruments, Inc.	31,505,106
	Total Semiconductors & Semiconductor Equipment	109,206,379

	Software & Services — 16.8%
70,664	Accenture PLC – Class A	21,440,164
137,038	Microsoft Corp.	61,249,134
255,412	Oracle Corp.	36,064,175
81,604	Salesforce, Inc.	20,980,388
	Total Software & Services	139,733,861

	Technology Hardware & Equipment — 5.1%
202,777	Apple, Inc.	42,708,892

	TOTAL COMMON STOCKS
	(COST $767,756,486)	827,145,911

	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
4,625,637	State Street Institutional Treasury Money Market Fund – Premier Class, 5.23% (a)	4,625,637

	TOTAL SHORT-TERM INVESTMENTS
	(COST $4,625,637)	4,625,637

	TOTAL INVESTMENTS — 100.1%
	(Cost $772,382,123)	831,771,548
	Other Assets and Liabilities (net) — (0.1)%	(968,193)
	TOTAL NET ASSETS — 100.0%	$830,803,355

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.	2

GMO U.S. Quality ETF

Statement of Assets and Liabilities — June 30, 2024

Assets
Investments, at value (cost $772,382,123)	$831,771,548
Cash	7,358
Dividends and interest receivable	697,617
Receivable for Fund shares sold	5,271,207
Total assets	837,747,730
Liabilities
Payable for investments purchased	5,224,121
Accrued advisory fee (Note 3)	319,332
Distributions payable (Note 2)	1,400,422
Accrued expenses	500
Total liabilities	6,944,375
Net assets	$830,803,355

Net assets consist of:
Paid in capital	$771,321,327
Total distributable earnings	59,482,028
Net assets	$830,803,355
Net asset value, offering and redemption price per share	$31.01
Shares outstanding (unlimited authorized - no par value)	26,794,000

3	The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF

Statement of Operations — For the Period Ended June 30, 2024(a)

Investment income
Dividend income	$3,273,292
Interest income	90,821
Total investment income	3,364,113
Expenses
Advisory fee (Note 3)	1,110,538
Total expenses	1,110,538
Net investment income (loss)	2,253,575
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(30,026)
In-kind redemptions	2,747,493
Net realized gain (loss)	2,717,467
Net change in unrealized appreciation on:
Investments	59,389,425
Net realized and unrealized gain (loss)	62,106,892
Net increase (decrease) in net assets from operations	$64,360,467

(a)	The Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of the financial statements.	4

GMO U.S. Quality ETF

Statement of Changes in Net Assets

Period Ended June 30, 2024(a)
Operations:
Net investment income (loss)	$2,253,575
Net realized gain (loss)	2,717,467
Net change in unrealized appreciation (depreciation)	59,389,425
Net increase (decrease) in net assets from operations	64,360,467
Distributions:
Net investment income	(2,130,949)
Total distributions	(2,130,949)
Capital share transactions:
Subscriptions	779,492,154
Redemptions	(10,918,317)
Increase (decrease) in net assets from capital transactions	768,573,837
Total increase (decrease) in net assets	830,803,355
Net Assets:
Beginning of period	—
Ending	$830,803,355
Share Transactions:
Shares sold	27,154,000
Redemptions	(360,000)
Net increase (decrease) in shares outstanding from share transactions	26,794,000

(a)	The Fund commenced operations on November 14, 2023.

5	The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF

Financial Highlights

(For a share outstanding throughout the period)

For the Period Ended June 30, 2024(a)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income(b)	0.19
Net realized & unrealized gain (loss)(c)	5.96
Total from investment operations	6.15
Distributions to shareholders
Net investment income	(0.14)
Total from distributions	(0.14)
Net asset value, end of period	$31.01
Total return on net asset value(d) (e)	24.62%
Supplemental data:
Net assets, end of period (000’s)	$830,803
Ratio of expenses to average net assets(f)	0.50%
Ratio of net investment income (loss) to average net assets(f)	1.01%
Portfolio turnover(e) (g)	7%

(a)	The Fund commenced operations on November 14, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(d)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on November 14, 2023.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of the financial statements.	6

GMO U.S. Quality ETF

Notes to Financial Statements

June 30, 2024

1.	Organization

GMO U.S. Quality ETF (the “Fund”) is a newly organized, diversified exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund commenced operations on November 14, 2023. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s investment objective is to seek total return by investing primarily in equities of U.S. companies that the Adviser believes to be of high quality. The Adviser believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments.

2.	Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Fund’s policies are in conformity with U.S. GAAP and have been consistently followed by the Fund in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations determined using other significant direct or indirect observable inputs.

Level 3: Valuations based primarily on inputs that are unobservable and significant.

The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).

The Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$827,145,911	$—	$—	$827,145,911
Short-Term Investments	4,625,637	—	—	4,625,637
Total Investments	831,771,548	—	—	831,771,548
Total	$831,771,548	$—	$—	$831,771,548

For the period ended June 30, 2024, there were no transfers into or out of Level 3 for the Fund.

Share Valuation

The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

Security Transactions and Investment Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-divdend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”). Brokers may make available to their customers who own shares of the Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to redemption in-kind transactions.

Federal Income Tax Information

The Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. The Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to the Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended June 30, 2024, if any, are reflected as part of Net realized gain on investments in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Net change in unrealized appreciation on investments in the Statement of Operations.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

The tax character of distributions declared by the Fund to shareholders is as follows:

Ordinary income (including any net short-term capital gain)	$2,130,949
Net long-term capital gain	—
Tax exempt income	—
Total distributions	$2,130,949

Distributions in excess of the Fund’s current and accumulated earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital.

As of June 30, 2024 , the components of distributable earnings on a tax basis and certain tax attributes for the Fund consisted of the following:

Undistributed ordinary income (including any net short-term capital gain)	$122,626
Undistributed net long-term capital gain	—
Late-year ordinary loss deferral	—
Capital loss carryforwards	—
Post-october capital losses deferral	$(26,022)

As of June 30, 2024, the Fund had no capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-october capital losses, late-year ordinary losses, and other losses, if any, could be subject to further limitations imposed by the Code related to share ownership activity.

As of June 30, 2024, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

Tax cost of investments	$722,386,124
Gross tax unrealized appreciation	$69,579,715
Gross tax unrealized depreciation	$(10,194,291)
Net tax unrealized appreciation (depreciation)	$59,385,424

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. The Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of June 30, 2024, the Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

Purchase and Sale of Fund Shares

Shares of the Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Fund issues and redeems shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

3.	Investment Advisory Agreement and Other Services

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Fund. For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.50% of the Fund’s average daily net assets.

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Fund’s investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Fund’s business; and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund. State Street maintains all necessary shareholder records.

4.	Organizational Expenses and Offering Costs

The Adviser (and not the Fund) has agreed to pay all of the Fund’s organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Fund are not reflected in the Fund’s Statement of Assets and Liabilities, or Statement of Operations. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

5.	Investment Transactions

For period ended June 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were $35,727,457 and $27,796,752, respectively.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended June 30, 2024, there were in-kind transactions associated with creations and redemptions of $767,742,104 and $10,633,789, respectively.

6.	Principal Risks

• Market Risk – Equities. The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by the Adviser and the Adviser’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the value of an investment in the Fund.

• Management and Operational Risk. The Fund runs the risk that the Adviser’s investment techniques will fail to produce intended results. The Fund also runs the risk that the Adviser’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in the Adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Focused Investment Risk. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:

• Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

• Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

• New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.

• Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

• Other Investment Company Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.

7.	Capital Share Transactions

Fund shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual Fund shares may only be purchased and sold on the Exchange through a broker-dealer at market price. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Fund issues its shares to and redeems its shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of Fund shares known as Creation Units. Currently, the number of Fund shares that constitute a Creation Unit is 10,000 shares. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and as needed, a specified amount of cash.

Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase Fund shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund, regardless of the number of Creation Units in the transaction, is $150 for an in-kind transaction and $100 for a cash transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Fund may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The standard redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, is $150 for an in-kind transaction and $100 for a cash transaction.

GMO U.S. Quality ETF

Notes to Financial Statements — (Continued)

June 30, 2024

8.	Subsequent Events

Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The 2023 ETF Series Trust II and Shareholders of GMO U.S. Quality ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GMO U.S. Quality ETF (the “Fund”) as of June 30, 2024, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 14, 2023 (commencement of operations) through June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period November 14, 2023 (commencement of operations) through June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

August 26, 2024

We have served as the auditor of one or more investment companies in the GMO mutual fund complex since 1985.

GMO U.S. Quality ETF

Tax Information for the Tax Year Ended June 30, 2024 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended June 30, 2024:

Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)
100.00%	100.00%

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

In early 2025, the Fund or a financial intermediary will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms.

Investment Adviser	Distributor
Grantham, Mayo, Van Otterloo & Co. LLC	Foreside Fund Services, LLC
53 State Street	Three Canal Plaza, Suite 100
Boston, MA 02109	Portland, ME 04101
Administrator, Transfer Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank & Trust Company	PricewaterhouseCoopers, LLP
One Congress Street, Suite 1	101 Seaport Boulevard, Suite 500
Boston, MA 02114	Boston MA 02210
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 2023 ETF Series Trust II

By:	/s/Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	September 6, 2024

By:	/s/ Michael Minella
Michael Minella
Treasurer (Principal Financial Officer)

Date:	September 6, 2024